Inventories	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories	Note 8 – Inventories Inventories consist of the following:
	As of December 31, 2024	As of December 31, 2023

Finished goods	$128,977	$-